Note 8 - Goodwill and Other Intangible Assets - Estimated Aggregate Amortization Expense of Intangible Assets (Details) ¥ in Thousands	Mar. 31, 2018 JPY (¥)
2019	¥ 355,410
2020	346,223
2021	336,787
2022	327,101
2023	¥ 318,665